Disposals of businesses and deconsolidation of subsidiaries - Disposal of the West Polaris (Details)			6 Months Ended	12 Months Ended
		Jun. 19, 2015 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2017 USD ($) business_disposal	Dec. 31, 2016 USD ($) business_disposal	Dec. 31, 2015 USD ($)		Feb. 29, 2016 USD ($)	Jan. 01, 2016 USD ($)
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Number of disposals and deconsolidated subsidiaries | business_disposal				0	0
Contingent consideration realized	[1]			$ 27,000,000	$ 21,000,000	$ 47,000,000	[2]
Loss on disposal	[1]			(245,000,000)	$ 0	$ (63,000,000)
West Polaris earn out realized
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Enterprise value		$ 540,000,000
Debt assumed		336,000,000
Fair value of consideration received		235,000,000
Cash		204,000,000
Plus: Working capital adjustment		31,000,000
Seller’s credit recognized		$ 50,000,000
Interest rate related to sellers line of credit (as percent)		6.50%
Period after contract completion for potential reduction in receivable		3 years
Threshold for operating day rate		$ 450,000						$ 653,000	$ 490,000
Percentage above threshold for operating day rate (as percent)		50.00%
Contingent consideration realized			$ 32,000,000	$ 13,000,000
Loss on disposal		$ (77,000,000)
Disposal group, goodwill		$ 41,000,000
Seadrill Operating LP
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Ownership interest (as percent)		42.00%

[1]	Includes transactions with related parties. Refer to Note 30 "Related party transactions".
[2]	Text selection found with no content.